Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

8.Capital Structure

Box Ships Inc. was incorporated with authorized 100 shares of capital stock at no par value, all of which had been issued to Paragon.

Under the amended and restated articles of incorporation effective April 11, 2011, the Company's authorized common stock consists of 500,000,000 registered shares, par value $0.01 per share, of which 475,000,000 shares are designated as common stock and 25,000,000 shares are designated as preferred stock.

On April 19, 2011, the Company completed its Initial Public Offering in the United States and listed its shares on NYSE. In this respect, 11,000,000 shares of common stock, par value $0.01 per share, were issued for $12.0 per share, amounting to $132,000,000. The proceeds to the Company, net of underwriters’ commissions and other related offering expenses, totaled $122,714,865. Following the sale of Box Voyager, Box Trader, CMA CGM Kingfish and CMA CGM Marlin to the Company, 5,000,000 shares were issued as partial payment of the purchase consideration. During 2011, 317,000 common shares were issued under the Company’s equity incentive plan (Note 9). As of December 31, 2011, the Company had a total of 16,317,000 common shares outstanding.

Each holder of common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of common shares are entitled to share equally in any dividends, that the Company's board of directors may declare from time to time, out of funds legally available for dividends. Upon dissolution, liquidation or winding-up, the holders of common shares will be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common shares do not have conversion, redemption or pre-emptive rights.

On August 8, 2011, the Board of Directors declared a dividend of $0.15 per common share, amounting to $2,416,200, which was paid on August 24, 2011.

On November 11, 2011, the Board of Directors declared a dividend of $0.30 per common share, amounting to $4,832,400, which was paid on November 29, 2011.